Summary of Significant Accounting Policies - Schedule of Estimated Useful Live of the Asset (Details) - Software [Member]	Dec. 31, 2024
Minimum [Member]
Schedule of Intangible Asset, Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Maximum [Member]
Schedule of Intangible Asset, Estimated Useful Lives [Line Items]
Estimated useful lives	10 years